Stockholders' Equity (Deficit) (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Schedule of information related to issuance of the Company's preferred shares
The following table summarizes information related to issuance of Legacy MariaDB’s preferred shares as of September 30, 2022:

Preferred Shares Class	Number of Shares Registered	Shares Issued and Outstanding	Carrying Value(1)	Price per share				Number of Ordinary Shares Equivalent Shares	Liquidation Preference
			(in thousands)						(in thousands)
Series A	2,308,741	2,308,741	$6,668	From $	2.68	to	$2.95	2,308,741	$6,676
Series B	13,815,180	13,815,180	36,851	From $	2.45	to	$3.10	13,815,180	37,622
Series C	12,609,199	12,609,199	63,597	From $	4.71	to	$5.86	12,609,199	65,039
Series D(2)	13,149,933	13,149,933	99,853	From $	7.82	to	$7.90	13,149,933	103,805

	41,883,053	41,883,053	$206,969					41,883,053	$213,142

(1)
The carrying value reflects the gross proceeds received from the sale of the preferred shares net of issuance costs and the fair value at issuance of preferred shares warrants classified as a liability.

(2)
On January 31, 2022, the Company’s Board of Directors approved an amendment to the Company’s Shareholders’ Agreement to authorize an additional series of preferred shares. The Series D Preferred Shares financing consisted of accredited investors and qualified institutional investors providing an aggregate gross amount of $103.8 million, completed on January 31, 2022.

MARIADB CORPORATION AB [Member]
Schedule of information related to issuance of the Company's preferred shares
The following table summarizes information related to issuance of the Company’s preferred shares as of September 30, 2022:

Preferred Shares Class	Number of Shares Registered	Shares Issued and Outstanding	Carrying Value(1)	Price per share		Number of Common Shares Equivalent Shares	Liquidation Preference
			(in thousands)				(in thousands)
Series A	10,118,760	10,118,760	$6,668	From $	0.61 to $0.67	10,118,760	$6,676
Series B	60,549,235	60,549,235	36,851	From $	0.56 to $0.71	60,549,235	37,622
Series C	55,263,659	55,263,659	63,597	From $	1.07 to $1.34	55,263,659	65,039
Series D (2)	57,633,588	57,633,588	99,853	From $	1.78 to $1.80	57,633,588	103,805

	183,565,242	183,565,242	$206,969			183,565,242	$213,142

(1)
The carrying value reflects the gross proceeds received from the sale of the preferred shares net of issuance costs and the fair value at issuance of preferred shares warrants classified as a liability.

(2)
On January 31, 2022, the Company’s Board of Directors approved an amendment to the Company’s Shareholders’ Agreement to authorize an additional series of preferred shares. The Series D Preferred Shares financing consisted of accredited investors and qualified institutional investors providing an aggregate gross amount of $103.8 million, completed on January 31, 2022.

The following table summarizes information related to issuance of the Company’s preferred shares as of September 30, 2021:

Preferred Shares Class	Number of Shares Registered	Shares Issued and Outstanding	Carrying Value (1)	Price per share		Number of Common Shares Equivalent Shares	Liquidation Preference
			(in thousands)			(in thousands)
Series A	10,118,760	10,118,760	$6,668	From $	0.61 to $0.67	10,118,760	$6,676
Series B	60,549,235	60,549,235	36,851	From $	0.56 to $0.71	60,549,235	37,622
Series C	54,675,890	54,675,890	62,707	From $	1.07 to $1.34	54,675,890	64,249

	125,343,885	125,343,885	$106,226			125,343,885	$108,547

(1)
The carrying value reflects the gross proceeds received from the sale of the preferred shares net of issuance costs and the fair value at issuance of preferred shares warrants classified as a liability.